Credit Risk and Concentrations (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Credit Risk and Concentrations (Details) [Line Items]
Cost of revenues (in Dollars)	$ 791	$ 797
Number of reportable segments	3		3	1	3
Revuenue [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					10.00%	10.00%
Revuenue [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					25.00%	25.00%
Revuenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					13.00%	13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage	49.00%
Accounts Receivable From Continuing Operations [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					11.00%	15.00%
Accounts Receivable From Continuing Operations [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					16.00%	19.00%
Accounts Receivable From Continuing Operations [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					10.00%
Accounts Receivable From Continuing Operations [Member] | Vendor Two [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage						12.00%
Accounts Payable [Member] | Vendor One [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage	21.00%				17.00%	33.00%
Cost of revenues (in Dollars)	$ 400				$ 1,400	$ 400
Accounts Payable [Member] | Vendor Two [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					12.00%
Cost of revenues (in Dollars)					$ 900
Accounts Payable [Member] | Three Vendors [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage		48.00%
Cost of revenues (in Dollars)		$ 800
Accounts Payable From Continuing Operations [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Cost of revenues (in Dollars)					$ 900
Accounts Payable From Continuing Operations [Member] | Vendor One [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					20.00%	46.00%
Cost of revenues (in Dollars)						$ 400
Accounts Payable From Continuing Operations [Member] | Vendor Two [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					15.00%
Cost of revenues (in Dollars)					$ 700	$ 400
Accounts Payable From Continuing Operations [Member] | Vendor Three [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					10.00%
Cost of revenues (in Dollars)					$ 400
Cost of Goods and Service Benchmark [Member] | Vendor One [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage	21.00%	48.00%			23.00%	21.00%
Cost of Goods and Service Benchmark [Member] | Vendor Two [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	14.00%				18.00%
Cost of Goods and Service Benchmark [Member] | Vendor Three [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage						17.00%
Purchases From Continuing Operations [Member] | Vendor One [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage					24.00%	26.00%
Purchases From Continuing Operations [Member] | Vendor Two [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage						22.00%
Purchases From Continuing Operations [Member] | Vendor Three [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage						21.00%
Purchases From Continuing Operations [Member] | Vendor Four [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk percentage						12.00%